Leases - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 21, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Leasing arrangements, Operating leases, lease expiration date	Nov. 30, 2014
Leasing arrangements, Operating leases, renewal term	2 years
Rental expense		$ 88,864	$ 84,952	$ 266,591	$ 254,857	$ 347,960	$ 342,554